Post balance sheet events (Details) - GBP (£) £ in Millions	May 06, 2025	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of non-adjusting events after reporting period [line items]
Borrowings		£ 47,539	£ 47,072	£ 42,985
1 billion fixed rate resettable capital securities 5.625% | Redemption of capital securities | NGG Finance PLC
Disclosure of non-adjusting events after reporting period [line items]
Notional amount	£ 1,000
Borrowings		£ 1,044
1 billion fixed rate resettable capital securities 5.625% | Fixed interest rate | Redemption of capital securities | NGG Finance PLC
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, interest rate	5.625%